Label	Element	Value
Xtrackers MSCI USA Climate Action Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Xtrackers MSCI USA Climate Action Equity ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Xtrackers MSCI USA Climate Action Equity ETF (the “fund”), seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI USA Climate Action Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These are the fees and expenses that you will pay when you buy, hold and sell shares. You may also pay other fees, such as brokerage commissions and other fees to financial intermediaries on the purchase and sale of shares of the fund, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund’s performance.

Since the fund is newly offered, portfolio turnover information is not available.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of shares of the fund. It also does not include the transaction fees on purchases and redemptions of Creation Units (defined herein), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index, which is comprised of large and mid-capitalization companies in the United States that the Underlying Index’s methodology assesses as leading their sector peers in taking action relating to a climate transition. The Underlying Index targets a coverage of 50% of the companies from each Global Industry Classification Standard (“GICS”) sector in the MSCI USA Index (the “Parent Index”).

The Underlying Index uses MSCI Impact Solutions, MSCI ESG Ratings, MSCI ESG Controversies, MSCI Business Involvement Screening Research and MSCI Climate Change Metrics (collectively, “MSCI ESG Research”) to determine index components for the Underlying Index. In constructing the Underlying Index, MSCI Inc. (“Index Provider” or “MSCI”) begins with the securities comprising the Parent Index, which is designed to measure the performance of the large and mid-capitalization companies in the US market. From the securities included in the Parent Index, MSCI seeks to identify only those companies operating in accordance with the following criteria.

■  MSCI ESG Controversies provides assessments of controversies concerning the negative ESG impact of company operations, products and services. A controversy case is defined as an instance or ongoing situation in which company operations and/or products allegedly have a negative environmental, social, and/or governance impact. MSCI ESG Controversies score companies on a scale of 0 to 10, with 0 being the most severe controversy. All securities having faced very severe controversies pertaining to ESG issues, defined as companies with an MSCI ESG Controversy Score of 0, are ineligible for inclusion. Companies not assessed by MSCI ESG Research on the MSCI Controversy Score are also excluded.

■  MSCI Environmental Controversies provides assessments of controversies concerning the negative environmental impact of company operations, products and services. A controversy case is defined as an instance or ongoing situation in which company operations and/or products allegedly have a negative environmental impact. MSCI Environmental Controversies score companies on a scale of 0 to 10, with 0 being the most severe controversy. All companies having faced very severe and severe controversies pertaining to environmental issues, defined as companies with an MSCI Environment Controversy Score of 0 or 1, are ineligible for inclusion. Companies not assessed by MSCI ESG Research the MSCI Environment Controversy Score are also excluded.

■  MSCI ESG Business Involvement Screening Research and MSCI Climate Change Metrics aim to enable institutional investors to manage ESG standards and restrictions reliably and efficiently. Companies that are involved in specific business activities which have high potential for negative social and/or environmental impact, such as tobacco, thermal coal mining, nuclear weapons, controversial weapons and oil sands, are ineligible for inclusion.

■  Securities which, as defined by the Index Provider, have (i) either a very high emission intensity or very high potential carbon emissions of the fossil fuel reserves; and (ii) do not yet have emission reduction targets which have been approved by the Science Based Targets initiative (SBTi), a partnership between the Carbon Disclosure Project, the United Nations Global Compact, World Resources Institute and the World Wide Fund for Nature, are ineligible for inclusion. Additionally, securities for which emission intensity cannot be calculated are also excluded.

■  All securities which are in the lowest quartile of their GICS sector based on their Climate Risk Management Score, calculated by the Index Provider based on MSCI ESG Ratings Scores on a set of key climate change and environmental related issues, are ineligible for inclusion.

Securities meeting the above criteria are then ranked by the Index Provider via a security-level assessment to create a ranked universe of eligible securities for each GICS sector. The security-level assessment is based on the following four factors: emission intensity, green business revenue, Climate Risk Management Score and emission track record. For each GICS sector in the ranked universe, 50% of the number of securities in the Parent Index with the highest rank are selected.

Once the constituents of the Underlying Index are selected pursuant to the above criteria, the constituents are then reweighted to be 100% of the Parent Index weights, with the maximum issuer weight and maximum sector weight deviation capped at 5%.

The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities (or a substantial number of the component securities) of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy.

The fund will invest at least 80% of its total assets (but typically far more) in component securities of the Underlying Index. In addition, the fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers incorporated in the United States.

As of December 31, 2022, the Underlying Index consisted of 312 securities, with an average market capitalization of approximately $79.15 billion and a minimum market capitalization of approximately $3,069.64 million.

Under normal circumstances, the Underlying Index is rebalanced on a semi-annual basis. However, should certain index constituents not comply with the ESG

Controversy Score eligibility or ESG Business Involvement eligibility criteria mentioned above, those constituents would be removed from the index upon the next month-end and the remaining constituents are reweighted to 100%. The fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the fund’s rebalance schedule.

The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.

As of December 31, 2022, a significant percentage of the Underlying Index was comprised of issuers in the information technology (25.11%) and health care (18.40%) sectors. The information technology sector includes companies engaged in developing software and providing data processing and outsourced services, along with manufacturing and distributing communications equipment, computers and other electronic equipment and instruments. Industries in the health care sector include pharmaceuticals, biotechnology, medical products and supplies, and health care services. To the extent that the fund tracks the Underlying Index, the fund’s investment in certain sectors may change over time.

While the fund is currently classified as “non-diversified” under the Investment Company Act of 1940, it may operate as or become classified as “diversified” over time. The fund could again become non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.

The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to the fund or securities or any index on which the fund or securities are based.

Derivatives. Portfolio management generally may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to its Underlying Index and will not use such instruments for speculative purposes.

Securities lending. The fund may lend its portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis. The fund may lend its portfolio securities in an amount up to 33 1/3% of its total assets.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk [Text Block]	rr_RiskTextBlock

As with any investment, you could lose all or part of your investment in the fund, and the fund’s performance could trail that of other investments. The fund is subject to the main risks noted below, any of which may adversely affect the fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as numerous other risks that are described in greater detail in the section of this Prospectus entitled “Additional Information About Fund Strategies, Underlying Index Information and Risks” and in the Statement of Additional Information (“SAI”).

ESG investment strategy risk. The Underlying Index’s ESG methodology, and thus the fund’s investment strategy, limits the types and number of investment opportunities available to the fund and, as a result, the fund may underperform other funds that do not have an ESG focus. The Underlying Index’s ESG methodology may result in the fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. The ESG scores used in the Underlying Index’s ESG methodology are based on information that is publicly available and/or provided by the companies themselves or by third parties and such information may be unavailable or unreliable. The Underlying Index seeks to include the companies in each sector that have the highest ESG performance relative to the other companies in the sector, and as a result may include companies that do not exhibit positive ESG performance when compared to a broader universe of companies. Additionally, investors may differ in their interpretations of what constitutes positive or negative ESG characteristics of a company. For those reasons, the index provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics. To the extent that circumstances change between the Underlying Index’s scheduled rebalancing dates, the Underlying Index may include, and the fund may hold for a period of time, securities of companies that do not align with the ESG criteria. The companies identified by the Index Provider as meeting the ESG criteria for the Underlying Index may not be the same companies selected by other index providers for other indices that use similar ESG criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the fund. For example, the SEC has proposed disclosure requirements applicable to funds that consider ESG factors. In addition, recent US state actions could prohibit certain state sponsored pension plans or investment funds from investing in certain funds that consider ESG factors.

Carbon reduction strategy risk. The Underlying Index’s methodology for identifying companies attempting to reduce their carbon footprint limits the types and number of investment opportunities available to the fund and, as a result, the fund may underperform other funds that do not follow a carbon reduction strategy. Carbon reduction may potentially have an adverse effect on a company’s profitability. Investing in a portfolio of securities of companies attempting to reduce their carbon footprint may impact the fund’s relative investment performance depending on whether such investments are in or out of favor in the market. The carbon reduction criteria used to score and weight companies in the Underlying Index is based on publicly available information, third-party data sources and/or provided by the companies themselves and such information may be unavailable or unreliable. The criteria used to calculate a company’s emission intensity may not properly measure a company’s carbon footprint. In addition, a company’s commitment to targets for reduced emissions are voluntary and may not be met by the company or may be abandoned altogether. For those reasons, the Index Provider may be unsuccessful in creating an index composed of companies that positively contribute to carbon reduction goals. In addition, to the extent that circumstances change between the Underlying Index’s scheduled rebalancing dates, the Underlying Index may include, and the fund may hold for a period of time, securities of companies that do not align with the carbon intensity reduction goals. While the Underlying Index’s methodology aims to reflect annual reductions in the carbon intensity of the Underlying Index, there is no assurance that such reduction targets will be achieved.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock’s issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock’s price, regardless of how well the company performs, or the fund’s ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund’s performance may be affected by the general performance of that region, capitalization or sector.

Market disruption risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The value of the fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, and debt levels and credit ratings, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war, terrorism, economic or financial crises, uncertainty or contagion, trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, public health crises, natural disasters, climate change and related events or conditions have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Adverse market conditions or disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.

Russia’s recent military incursions in Ukraine have led to, and may lead to, additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursions and the resulting sanctions could adversely affect global energy, commodities and financial markets and thus could affect the value of the fund’s investments. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial.

Other market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, which at times has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic.

Adverse market conditions or particular market disruptions, such as those caused by Russian military action and the COVID-19 pandemic, may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.

Large-capitalization companies risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

Medium-sized company risk. Medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.

Although the fund primarily seeks to redeem shares of the fund on an in-kind basis, if the fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or other cash needs, the fund may suffer a loss or recognize a gain that may be distributed to shareholders as a taxable distribution. This may be magnified in circumstances where redemptions from the fund may be higher than normal.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements,

regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund’s performance. The fund may become more focused in particular industries, asset classes or sectors of the economy as a result of changes in the valuation of the fund’s investments or fluctuations in the fund’s assets, and the fund is not required to reduce such exposures under these circumstances.

Information technology sector risk. To the extent that the fund invests significantly in the information technology sector, the fund will be sensitive to changes in, and the fund’s performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies are particularly vulnerable to government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies also face competition for services of qualified personnel. Additionally, the products of information technology companies may face obsolescence due to rapid technological development and frequent new product introduction by competitors. Finally, information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Health care sector risk. To the extent that the fund invests significantly in the health care sector, the fund will be sensitive to changes in, and the fund’s performance may depend to a greater extent on, the overall condition of the health care sector. The health care sector may be affected by government regulations and government health care programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Health care companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Passive investing risk. Unlike a fund that is actively managed, in which portfolio management buys and sells securities based on research and analysis, the fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Because the fund is designed to maintain a high level of exposure to the Underlying Index at all times, portfolio management generally will not buy or sell a security unless the security is added or removed, respectively, from the Underlying Index, and will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.

Index-related risk. The fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index as published by the index provider. There is no assurance that the Underlying Index provider will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. Market disruptions could cause delays in the Underlying Index’s rebalancing schedule. During any such delay, it is possible that the Underlying Index and, in turn, the fund will deviate from the Underlying Index’s stated methodology and therefore experience returns different than those that would have been achieved under a normal rebalancing schedule. Generally, the index provider does not provide any warranty, or accept any liability, with respect to the quality, accuracy or completeness of the Underlying Index or its related data, and does not guarantee that the Underlying Index will be in line with its stated methodology. Errors in the Underlying Index data, the Underlying Index computations and/or the construction of the Underlying Index in accordance with its stated methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the fund and its shareholders. The Advisor may have limited ability to detect such errors and neither the Advisor nor its affiliates provide any warranty or guarantee against such errors. Therefore, the gains, losses or costs associated with the index provider’s errors will generally be borne by the fund and its shareholders.

Tracking error risk. The fund may be subject to tracking error, which is the divergence of the fund’s performance from that of the Underlying Index. The performance of the fund may diverge from that of the Underlying Index for a number of reasons, including operating expenses, transaction costs, cash flows and operational inefficiencies. The fund’s return also may diverge from the return of the Underlying Index because the fund bears the costs and risks associated with buying and selling securities (especially when rebalancing the fund’s securities holdings to reflect changes in the Underlying Index) while such costs and risks are not factored into the return of the Underlying Index. Transaction costs, including brokerage costs, will decrease the fund’s NAV to the extent not offset by the transaction fee payable by an “Authorized Participant” (“AP”). Market disruptions and regulatory restrictions could have an adverse effect on the fund’s ability to adjust its exposure in order to track the Underlying Index. To the extent that portfolio management uses a representative sampling approach (investing in a representative selection of securities included in the Underlying Index rather than all securities in the Underlying Index), such approach may cause the fund’s return to not be as well correlated with the return of the Underlying Index as would be the case if the fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the fund may not be able to invest in certain securities included in the Underlying Index, or invest in them in the exact proportions in which they are represented in the Underlying Index, due to government imposed legal restrictions or limitations, a lack of liquidity in the markets in which such securities trade, potential adverse tax consequences or other reasons. To the extent the fund calculates its net asset value based on fair value prices and the value of the Underlying Index is based on market prices (i.e., the value of the Underlying Index is not based on fair value prices), the fund’s ability to track the Underlying Index may be adversely affected. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. For tax purposes, the fund may sell certain securities, and such sale may cause the fund to recognize a taxable gain or realize a loss and deviate from the performance of the Underlying Index. In light of the factors discussed above, the fund’s return may deviate significantly from the return of the Underlying Index.

Market price risk. Fund shares are listed for trading on an exchange and are bought and sold in the secondary market at market prices. The market prices of shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of shares may deviate significantly from the NAV during periods of market volatility. The Advisor cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units (defined below), the Advisor believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. If market makers exit the business or are unable to continue making markets in fund shares, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market). Further, while the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, APs or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the fund’s holdings. Although market makers will generally take advantage of differences between the NAV and the market price of fund shares through arbitrage opportunities, there is no guarantee that they will do so. Secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the fund’s NAV. The fund’s investment results are measured based upon the daily NAV of the fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming shares directly with the fund.

Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund’s service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund’s net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund’s operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund’s service providers could impact the ability to conduct the fund’s operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

If the fund becomes classified as “diversified” over time and again becomes non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track, non-diversification risk would apply.

Authorized Participant concentration risk. The fund may have a limited number of financial institutions that may act as APs. Only APs who have entered into agreements with the fund’s distributor may engage in creation or redemption transactions directly with the fund (as described in the section of this Prospectus entitled “Buying and Selling Shares”). If those APs exit the business or are unable to process creation and/or redemption orders, (including in situations where APs have limited or diminished access to capital required to post collateral) and no other AP is able to step forward to create and redeem in either of these cases, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market).

Geographic focus risk. Focusing investments in a single country or few countries, or regions, involves increased political, regulatory and other risks. Market swings in such a targeted country, countries or regions are likely to have a greater effect on fund performance than they would in a more geographically diversified fund.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Derivatives risk. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Risks associated with derivatives may include the risk that the derivative is not well correlated with the underlying asset, security or index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund’s exposure to the market and magnify potential losses.

Futures risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return and the potential loss from futures can exceed the fund’s initial investment in such contracts.

Securities lending risk. Securities lending involves the risk that the fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A delay in the recovery of loaned securities could interfere with the fund’s ability to vote proxies or settle transactions. The fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities, or a decline in the value of any investments made with cash collateral or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the securities.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Since the fund is newly offered, performance information is not available. When performance information is available it can show how a fund’s returns vary from year to year and can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When performance information is available it can show how a fund’s returns vary from year to year and can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Since the fund is newly offered, performance information is not available.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Xtrackers MSCI USA Climate Action Equity ETF | Xtrackers MSCI USA Climate Action Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.07%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 7
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 23
Xtrackers MSCI USA Climate Action Equity ETF | Xtrackers MSCI USA Climate Action Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, you could lose all or part of your investment in the fund, and the fund’s performance could trail that of other investments.
Xtrackers MSCI USA Climate Action Equity ETF | Xtrackers MSCI USA Climate Action Equity ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

If the fund becomes classified as “diversified” over time and again becomes non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track, non-diversification risk would apply.

Xtrackers MSCI USA Climate Action Equity ETF | Xtrackers MSCI USA Climate Action Equity ETF | ESG investment strategy risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ESG investment strategy risk. The Underlying Index’s ESG methodology, and thus the fund’s investment strategy, limits the types and number of investment opportunities available to the fund and, as a result, the fund may underperform other funds that do not have an ESG focus. The Underlying Index’s ESG methodology may result in the fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. The ESG scores used in the Underlying Index’s ESG methodology are based on information that is publicly available and/or provided by the companies themselves or by third parties and such information may be unavailable or unreliable. The Underlying Index seeks to include the companies in each sector that have the highest ESG performance relative to the other companies in the sector, and as a result may include companies that do not exhibit positive ESG performance when compared to a broader universe of companies. Additionally, investors may differ in their interpretations of what constitutes positive or negative ESG characteristics of a company. For those reasons, the index provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics. To the extent that circumstances change between the Underlying Index’s scheduled rebalancing dates, the Underlying Index may include, and the fund may hold for a period of time, securities of companies that do not align with the ESG criteria. The companies identified by the Index Provider as meeting the ESG criteria for the Underlying Index may not be the same companies selected by other index providers for other indices that use similar ESG criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds following an ESG strategy such as the fund. For example, the SEC has proposed disclosure requirements applicable to funds that consider ESG factors. In addition, recent US state actions could prohibit certain state sponsored pension plans or investment funds from investing in certain funds that consider ESG factors.

Xtrackers MSCI USA Climate Action Equity ETF | Xtrackers MSCI USA Climate Action Equity ETF | Carbon reduction strategy risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Carbon reduction strategy risk. The Underlying Index’s methodology for identifying companies attempting to reduce their carbon footprint limits the types and number of investment opportunities available to the fund and, as a result, the fund may underperform other funds that do not follow a carbon reduction strategy. Carbon reduction may potentially have an adverse effect on a company’s profitability. Investing in a portfolio of securities of companies attempting to reduce their carbon footprint may impact the fund’s relative investment performance depending on whether such investments are in or out of favor in the market. The carbon reduction criteria used to score and weight companies in the Underlying Index is based on publicly available information, third-party data sources and/or provided by the companies themselves and such information may be unavailable or unreliable. The criteria used to calculate a company’s emission intensity may not properly measure a company’s carbon footprint. In addition, a company’s commitment to targets for reduced emissions are voluntary and may not be met by the company or may be abandoned altogether. For those reasons, the Index Provider may be unsuccessful in creating an index composed of companies that positively contribute to carbon reduction goals. In addition, to the extent that circumstances change between the Underlying Index’s scheduled rebalancing dates, the Underlying Index may include, and the fund may hold for a period of time, securities of companies that do not align with the carbon intensity reduction goals. While the Underlying Index’s methodology aims to reflect annual reductions in the carbon intensity of the Underlying Index, there is no assurance that such reduction targets will be achieved.

Xtrackers MSCI USA Climate Action Equity ETF | Xtrackers MSCI USA Climate Action Equity ETF | Stock market risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock’s issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. The market as a whole may not favor the types of investments the fund makes, which could adversely affect a stock’s price, regardless of how well the company performs, or the fund’s ability to sell a stock at an attractive price. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. Events in the US and global financial markets, including actions taken by the US Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility which could negatively affect performance. To the extent that the fund invests in a particular geographic region, capitalization or sector, the fund’s performance may be affected by the general performance of that region, capitalization or sector.

Xtrackers MSCI USA Climate Action Equity ETF | Xtrackers MSCI USA Climate Action Equity ETF | Market disruption risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market disruption risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The value of the fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, and debt levels and credit ratings, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war, terrorism, economic or financial crises, uncertainty or contagion, trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, public health crises, natural disasters, climate change and related events or conditions have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the fund and its investments. Adverse market conditions or disruptions could cause the fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.

Russia’s recent military incursions in Ukraine have led to, and may lead to, additional sanctions being levied by the United States, European Union and other countries against Russia. Russia’s military incursions and the resulting sanctions could adversely affect global energy, commodities and financial markets and thus could affect the value of the fund’s investments. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial.

Other market disruption events include the pandemic spread of the novel coronavirus known as COVID-19, which at times has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The fund and its investments may be adversely affected by the effects of the COVID-19 pandemic.

Adverse market conditions or particular market disruptions, such as those caused by Russian military action and the COVID-19 pandemic, may magnify the impact of each of the other risks described in this “MAIN RISKS” section and may increase volatility in one or more markets in which the fund invests leading to the potential for greater losses for the fund.

Xtrackers MSCI USA Climate Action Equity ETF | Xtrackers MSCI USA Climate Action Equity ETF | Large-capitalization companies risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-capitalization companies risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets.

Xtrackers MSCI USA Climate Action Equity ETF | Xtrackers MSCI USA Climate Action Equity ETF | Medium-sized company risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Medium-sized company risk. Medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.

Xtrackers MSCI USA Climate Action Equity ETF | Xtrackers MSCI USA Climate Action Equity ETF | Liquidity risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. This risk can be ongoing for any security that does not trade actively or in large volumes, for any security that trades primarily on smaller markets, and for investments that typically trade only among a limited number of large investors (such as restricted securities). In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk. This may affect only certain securities or an overall securities market.

Although the fund primarily seeks to redeem shares of the fund on an in-kind basis, if the fund is forced to sell underlying investments at reduced prices or under unfavorable conditions to meet redemption requests or other cash needs, the fund may suffer a loss or recognize a gain that may be distributed to shareholders as a taxable distribution. This may be magnified in circumstances where redemptions from the fund may be higher than normal.

Xtrackers MSCI USA Climate Action Equity ETF | Xtrackers MSCI USA Climate Action Equity ETF | Focus risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements,

regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund’s performance. The fund may become more focused in particular industries, asset classes or sectors of the economy as a result of changes in the valuation of the fund’s investments or fluctuations in the fund’s assets, and the fund is not required to reduce such exposures under these circumstances.

Xtrackers MSCI USA Climate Action Equity ETF | Xtrackers MSCI USA Climate Action Equity ETF | Information technology sector risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Information technology sector risk. To the extent that the fund invests significantly in the information technology sector, the fund will be sensitive to changes in, and the fund’s performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies are particularly vulnerable to government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies also face competition for services of qualified personnel. Additionally, the products of information technology companies may face obsolescence due to rapid technological development and frequent new product introduction by competitors. Finally, information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Xtrackers MSCI USA Climate Action Equity ETF | Xtrackers MSCI USA Climate Action Equity ETF | Health care sector risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Health care sector risk. To the extent that the fund invests significantly in the health care sector, the fund will be sensitive to changes in, and the fund’s performance may depend to a greater extent on, the overall condition of the health care sector. The health care sector may be affected by government regulations and government health care programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Health care companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Xtrackers MSCI USA Climate Action Equity ETF | Xtrackers MSCI USA Climate Action Equity ETF | Passive investing risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Passive investing risk. Unlike a fund that is actively managed, in which portfolio management buys and sells securities based on research and analysis, the fund invests in securities included in, or representative of, the Underlying Index, regardless of their investment merits. Because the fund is designed to maintain a high level of exposure to the Underlying Index at all times, portfolio management generally will not buy or sell a security unless the security is added or removed, respectively, from the Underlying Index, and will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.

Xtrackers MSCI USA Climate Action Equity ETF | Xtrackers MSCI USA Climate Action Equity ETF | Index-related risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Index-related risk. The fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Underlying Index as published by the index provider. There is no assurance that the Underlying Index provider will compile the Underlying Index accurately, or that the Underlying Index will be determined, composed or calculated accurately. Market disruptions could cause delays in the Underlying Index’s rebalancing schedule. During any such delay, it is possible that the Underlying Index and, in turn, the fund will deviate from the Underlying Index’s stated methodology and therefore experience returns different than those that would have been achieved under a normal rebalancing schedule. Generally, the index provider does not provide any warranty, or accept any liability, with respect to the quality, accuracy or completeness of the Underlying Index or its related data, and does not guarantee that the Underlying Index will be in line with its stated methodology. Errors in the Underlying Index data, the Underlying Index computations and/or the construction of the Underlying Index in accordance with its stated methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the fund and its shareholders. The Advisor may have limited ability to detect such errors and neither the Advisor nor its affiliates provide any warranty or guarantee against such errors. Therefore, the gains, losses or costs associated with the index provider’s errors will generally be borne by the fund and its shareholders.

Xtrackers MSCI USA Climate Action Equity ETF | Xtrackers MSCI USA Climate Action Equity ETF | Tracking error risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tracking error risk. The fund may be subject to tracking error, which is the divergence of the fund’s performance from that of the Underlying Index. The performance of the fund may diverge from that of the Underlying Index for a number of reasons, including operating expenses, transaction costs, cash flows and operational inefficiencies. The fund’s return also may diverge from the return of the Underlying Index because the fund bears the costs and risks associated with buying and selling securities (especially when rebalancing the fund’s securities holdings to reflect changes in the Underlying Index) while such costs and risks are not factored into the return of the Underlying Index. Transaction costs, including brokerage costs, will decrease the fund’s NAV to the extent not offset by the transaction fee payable by an “Authorized Participant” (“AP”). Market disruptions and regulatory restrictions could have an adverse effect on the fund’s ability to adjust its exposure in order to track the Underlying Index. To the extent that portfolio management uses a representative sampling approach (investing in a representative selection of securities included in the Underlying Index rather than all securities in the Underlying Index), such approach may cause the fund’s return to not be as well correlated with the return of the Underlying Index as would be the case if the fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the fund may not be able to invest in certain securities included in the Underlying Index, or invest in them in the exact proportions in which they are represented in the Underlying Index, due to government imposed legal restrictions or limitations, a lack of liquidity in the markets in which such securities trade, potential adverse tax consequences or other reasons. To the extent the fund calculates its net asset value based on fair value prices and the value of the Underlying Index is based on market prices (i.e., the value of the Underlying Index is not based on fair value prices), the fund’s ability to track the Underlying Index may be adversely affected. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. For tax purposes, the fund may sell certain securities, and such sale may cause the fund to recognize a taxable gain or realize a loss and deviate from the performance of the Underlying Index. In light of the factors discussed above, the fund’s return may deviate significantly from the return of the Underlying Index.

Xtrackers MSCI USA Climate Action Equity ETF | Xtrackers MSCI USA Climate Action Equity ETF | Market price risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market price risk. Fund shares are listed for trading on an exchange and are bought and sold in the secondary market at market prices. The market prices of shares will fluctuate, in some cases materially, in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of shares may deviate significantly from the NAV during periods of market volatility. The Advisor cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units (defined below), the Advisor believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. If market makers exit the business or are unable to continue making markets in fund shares, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market). Further, while the creation/redemption feature is designed to make it likely that shares normally will trade close to the value of the fund’s holdings, disruptions to creations and redemptions, including disruptions at market makers, APs or market participants, or during periods of significant market volatility, may result in market prices that differ significantly from the value of the fund’s holdings. Although market makers will generally take advantage of differences between the NAV and the market price of fund shares through arbitrage opportunities, there is no guarantee that they will do so. Secondary markets may be subject to irregular trading activity, wide bid-ask spreads and extended trade settlement periods, which could cause a material decline in the fund’s NAV. The fund’s investment results are measured based upon the daily NAV of the fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those APs creating and redeeming shares directly with the fund.

Xtrackers MSCI USA Climate Action Equity ETF | Xtrackers MSCI USA Climate Action Equity ETF | Operational and technology risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund’s service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations. For example, the fund’s or its service providers’ assets or sensitive or confidential information may be misappropriated, data may be corrupted and operations may be disrupted (e.g., cyber-attacks, operational failures or broader disruptions may cause the release of private shareholder information or confidential fund information, interfere with the processing of shareholder transactions, impact the ability to calculate the fund’s net asset value and impede trading). Market events and disruptions also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the fund’s operations.

While the fund and its service providers may establish business continuity and other plans and processes that seek to address the possibility of and fallout from cyber-attacks, disruptions or failures, there are inherent limitations in such plans and systems, including that they do not apply to third parties, such as fund counterparties, issuers of securities held by the fund or other market participants, as well as the possibility that certain risks have not been identified or that unknown threats may emerge in the future and there is no assurance that such plans and processes will be effective. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the fund’s service providers could impact the ability to conduct the fund’s operations. In addition, the fund cannot directly control any cybersecurity plans and systems put in place by its service providers, fund counterparties, issuers of securities held by the fund or other market participants.

Xtrackers MSCI USA Climate Action Equity ETF | Xtrackers MSCI USA Climate Action Equity ETF | Non-diversification risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

If the fund becomes classified as “diversified” over time and again becomes non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the fund is designed to track, non-diversification risk would apply.

Xtrackers MSCI USA Climate Action Equity ETF | Xtrackers MSCI USA Climate Action Equity ETF | Authorized Participant concentration risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant concentration risk. The fund may have a limited number of financial institutions that may act as APs. Only APs who have entered into agreements with the fund’s distributor may engage in creation or redemption transactions directly with the fund (as described in the section of this Prospectus entitled “Buying and Selling Shares”). If those APs exit the business or are unable to process creation and/or redemption orders, (including in situations where APs have limited or diminished access to capital required to post collateral) and no other AP is able to step forward to create and redeem in either of these cases, shares may trade at a discount to NAV like closed-end fund shares and may even face delisting (that is, investors would no longer be able to trade shares in the secondary market).

Xtrackers MSCI USA Climate Action Equity ETF | Xtrackers MSCI USA Climate Action Equity ETF | Geographic focus risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Geographic focus risk. Focusing investments in a single country or few countries, or regions, involves increased political, regulatory and other risks. Market swings in such a targeted country, countries or regions are likely to have a greater effect on fund performance than they would in a more geographically diversified fund.

Xtrackers MSCI USA Climate Action Equity ETF | Xtrackers MSCI USA Climate Action Equity ETF | Counterparty risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Xtrackers MSCI USA Climate Action Equity ETF | Xtrackers MSCI USA Climate Action Equity ETF | Derivatives risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives risk. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Risks associated with derivatives may include the risk that the derivative is not well correlated with the underlying asset, security or index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund’s exposure to the market and magnify potential losses.

Xtrackers MSCI USA Climate Action Equity ETF | Xtrackers MSCI USA Climate Action Equity ETF | Futures risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Futures risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return and the potential loss from futures can exceed the fund’s initial investment in such contracts.

Xtrackers MSCI USA Climate Action Equity ETF | Xtrackers MSCI USA Climate Action Equity ETF | Securities lending risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities lending risk. Securities lending involves the risk that the fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A delay in the recovery of loaned securities could interfere with the fund’s ability to vote proxies or settle transactions. The fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities, or a decline in the value of any investments made with cash collateral or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the securities.

[1]	Because the fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.